VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Diversified REITs: 4.1%
276,324	VEREIT, Inc.	$ 10,671,633	4.1

	Health Care REITs: 7.2%
282,238	Healthcare Trust of America, Inc.	7,784,124	3.0
144,312	Ventas, Inc.	7,697,602	3.0
45,114	Welltower, Inc.	3,231,516	1.2
		18,713,242	7.2

	Hotel & Resort REITs: 5.0%
207,700	Apple Hospitality REIT, Inc.	3,026,189	1.2
207,427	MGM Growth Properties LLC	6,766,269	2.6
144,200	Park Hotels & Resorts, Inc.	3,111,836	1.2
		12,904,294	5.0

	Hotels, Resorts & Cruise Lines: 0.8%
13,783	Marriott International, Inc.	2,041,400	0.8

	Industrial REITs: 18.1%
313,143	Duke Realty Corp.	13,130,086	5.1
266,220	ProLogis, Inc.	28,219,320	10.9
165,722	STAG Industrial, Inc.	5,569,916	2.1
		46,919,322	18.1

	Office REITs: 12.3%
50,823	Alexandria Real Estate Equities, Inc.	8,350,219	3.2
259,754	Brandywine Realty Trust	3,353,424	1.3
44,000	Columbia Property Trust, Inc.	752,400	0.3
106,745	Highwoods Properties, Inc.	4,583,630	1.8
178,844	Hudson Pacific Properties, Inc.	4,852,038	1.9
49,300	Kilroy Realty Corp.	3,235,559	1.3
242,200	Paramount Group, Inc.	2,453,486	0.9
235,439	Piedmont Office Realty Trust, Inc.	4,089,576	1.6
		31,670,332	12.3

	Residential REITs: 14.4%
142,595	Apartment Income REIT Corp.	6,097,362	2.4
58,382	Camden Property Trust	6,416,766	2.5
44,440	Equity Residential	3,183,237	1.2
138,510	Invitation Homes, Inc.	4,430,935	1.7
45,321	Mid-America Apartment Communities, Inc.	6,542,539	2.5
11,469	Sun Communities, Inc.	1,720,809	0.7
200,200	UDR, Inc.	8,780,772	3.4
		37,172,420	14.4

	Retail REITs: 13.7%
123,300	Acadia Realty Trust	2,339,001	0.9
142,110	Brixmor Property Group, Inc.	2,874,886	1.1
88,070	NETSTREIT Corp.	1,628,414	0.6
67,125	Regency Centers Corp.	3,806,659	1.5
299,486	Retail Properties of America, Inc.	3,138,613	1.2
155,552	Simon Property Group, Inc.	17,697,151	6.9
288,300	SITE Centers Corp.	3,909,348	1.5
		35,394,072	13.7

	Specialized REITs: 23.9%
24,373	American Tower Corp.	5,826,609	2.3
17,763	Crown Castle International Corp.	3,057,545	1.2
289,445	CubeSmart	10,949,704	4.2
80,190	CyrusOne, Inc.	5,430,467	2.1
13,437	Equinix, Inc.	9,131,651	3.5
90,388	Extra Space Storage, Inc.	11,980,929	4.6
94,200	Four Corners Property Trust, Inc.	2,581,080	1.0
71,969	Life Storage, Inc.	6,185,736	2.4
79,847	(1) QTS Realty Trust, Inc.	4,953,708	1.9
52,200	Weyerhaeuser Co.	1,858,320	0.7
		61,955,749	23.9

	Total Common Stock
	(Cost $217,947,767)	257,442,464	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.0%
107,129	(2)	Bank of Montreal, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $107,129, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $109,272, due 10/01/30-04/01/51)
		(Cost $107,129)	107,129	0.0

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,049,413	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $2,049,413)	2,049,413	0.8

	Total Short-Term Investments
	(Cost $2,156,542)	2,156,542	0.8

	Total Investments in Securities (Cost $220,104,309)	$ 259,599,006	100.3
	Liabilities in Excess of Other Assets	(670,077)	(0.3)
	Net Assets	$ 258,928,929	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of March 31, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$257,442,464	$–	$–	$257,442,464
Short-Term Investments	2,049,413	107,129	–	2,156,542
Total Investments, at fair value	$259,491,877	$107,129	$–	$259,599,006

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $230,431,077.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,062,986
Gross Unrealized Depreciation	(895,057)

Net Unrealized Appreciation	$29,167,929